Selected Income Statement Data	12 Months Ended
Dec. 31, 2018
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 15 - Selected Income Statement Data

A.	Revenues

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Sales of products	117,537	88,295	74,730
Service fees	5,637	5,190	4,498

	123,174	93,485	79,228

B.	Selling, general and administrative expenses

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Selling (1)	19,233	14,096	13,146
General and administrative	6,949	7,926	8,754

	26,182	22,022	21,900

(1) Including shipping and handling costs	884	697	625

C.	Financial income (expenses), net

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Interest expense	-	(13)	(246)
Interest income	594	77	63
Re-evaluation expense on liabilities to the IIA	-	-	(183)
Other, net (*)	134	(214)	(481)

	728	(150)	(847)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $226, $(41), and $(351) in 2018, 2017 and 2016, respectively.